Investment in associated companies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Equity method investment, summarized balance sheet information [Abstract]
Current assets	$ 1,843
Non-current assets	4,344
Current liabilities	1,225
Non-current liabilities	2,102
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	3,146		1,454		1,792
Net operating income	248		225		328
Net income	108		225		258
Investment in associated companies	721		205
Equity method investment, equity information [Abstract]
Equity in statutory accounts	984		225		410
Scorpion [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[1]	0.00%	[1]	38.60%
Percentage of ownership, consolidation method (in hundredths)	100.00%		100.00%
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues					345
Net operating income					109
Net income					61
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		0		200
SapuraCrest [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	23.60%		23.60%		23.60%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	716
Non-current assets	514
Current liabilities	505
Non-current liabilities	198
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	866		1,043		1,063
Net operating income	166		118		117
Net income	147		122		98
Investment in associated companies	106		86
Equity method investment, equity information [Abstract]
Equity in statutory accounts	124		112		99
Varia Perdana [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	136
Non-current assets	157
Current liabilities	64
Non-current liabilities	33
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	119		164		145
Net operating income	96		99		93
Net income	96		99		92
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	102		111
Equity method investment, equity information [Abstract]
Equity in statutory accounts	96		100		104
Tioman [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	49.00%		49.00%		49.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	80
Non-current assets	0
Current liabilities	70
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	190		247		239
Net operating income	(2)		9		9
Net income	(4)		5		7
Ownership percentage held by equity method investee (in hundredths)	51.00%
Investment in associated companies	1		3
Equity method investment, equity information [Abstract]
Equity in statutory accounts	5		7		7
C6 [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	0.00%	[2]	50.00%	[2]	0.00%	[2]
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues			0
Net operating income			(1)
Net income			(1)
Investment in associated companies	0		5
Equity method investment, equity information [Abstract]
Equity in statutory accounts	0		6		0
Archer [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	39.90%		0.00%	[2]	0.00%	[2]
Equity method investment, summarized balance sheet information [Abstract]
Current assets	638
Non-current assets	2,176
Current liabilities	466
Non-current liabilities	1,061
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	1,855
Net operating income	(16)
Net income	(77)
Investment in associated companies	393		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	514		0		0
AOD [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	33.80%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	49
Non-current assets	122
Current liabilities	3
Non-current liabilities	0
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	0
Net operating income	(4)
Net income	(4)
Investment in associated companies	53		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	57		0		0
Sevan Drilling [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of equity method investment ownership (in hundredths)	28.50%		0.00%		0.00%
Equity method investment, summarized balance sheet information [Abstract]
Current assets	224
Non-current assets	1,375
Current liabilities	117
Non-current liabilities	810
Equity method investment, summarized statement of operations information [Abstract]
Operating revenues	116
Net operating income	8
Net income	(50)
Investment in associated companies	66		0
Equity method investment, equity information [Abstract]
Equity in statutory accounts	$ 188		$ 0		$ 0

[1]	During 2010 the Company's ownership in Scorpion increased from 38.6% to 100%, As such Scorpion was fully consolidated into Seadrill's financial statements as of December 31, 2010. (Reference note 25 Acquisitions)
[2]	In February 2011, we deconsolidated our majority-owned subsidiary Archer (formerly Seawell Limited). Archer is now accounted for as an associated company (Reference note 11).